Loan Principal and Financing Service Fee Receivables - Additional Information (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Classified [Abstract]
Transfer to certain Funding Partners loan principal and financing service fee receivables	$ 358,855,300	¥ 2,334,820,237	¥ 3,733,945,521